Franchise arrangements	12 Months Ended
Dec. 31, 2018
Franchise Arrangements [Abstract]
Franchise arrangements
Franchise arrangements

Individual franchise arrangements generally include a lease, a license and provide for payment of initial franchise fees, as well as continuing rent and service fees (royalties) to the Company based upon a percentage of sales with minimum rent payments. The Company’s franchisees are granted the right to operate a restaurant using the McDonald’s system and, in most cases, the use of a restaurant facility, generally for a period of 20 years. Franchisees pay related occupancy costs including property taxes, insurance and maintenance. Pursuant to the MFAs, the Company pays initial fees and continuing service fees for franchised restaurants to McDonald’s Corporation. Therefore, the margin for franchised restaurants is primarily comprised of rental income net of occupancy expenses (depreciation for owned property and equipment and/or rental expense for leased properties).

At December 31, 2018 and 2017, net property and equipment under franchise arrangements totaled $124,039 and $138,587, respectively (including land for $34,109 and $41,057, respectively).

Revenues from franchised restaurants for fiscal years 2018, 2017 and 2016 consisted of:

	2018	2017	2016
Rent	$148,094	$155,405	$123,311
Initial fees (i) (ii)	195	1,205	1,386
Royalty fees (iii)	673	659	599
Total	$148,962	$157,269	$125,296

(i)	Presented net of initial fees paid to McDonald’s Corporation for $1,323, $1,417 and $1,588 in 2018, 2017 and 2016, respectively.

(ii)
On January 1, 2018, the Company adopted ASC 606 “Revenue Recognition - Revenue from Contracts with Customers”. As such, initial franchise fees received are deferred over the term of the franchise agreement. See Note 3 Revenue Recognition, for details.

(iii)	Presented net of royalties fees paid to McDonald’s Corporation for $57,733, $64,806 and $50,839 in 2018, 2017 and 2016, respectively.

At December 31, 2018, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2019	$5,965	$60,578	$66,543
2020	5,503	57,009	62,512
2021	4,952	51,809	56,761
2022	4,254	45,335	49,589
2023	3,552	37,394	40,946
Thereafter	15,356	155,948	171,304
Total	$39,582	$408,073	$447,655